Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Detailed Information of Inventories

	$ million
	Dec 31, 2017	Dec 31, 2016
Oil, gas and chemicals	22,962	19,653
Materials	2,261	2,122
Total	25,223	21,775

Inventories at December 31, 2017, include write-downs to net realisable value of $253 million (2016: $566 million).